Convertible Bond and Detachable Warrants	6 Months Ended
Jun. 30, 2023
Convertible Bond and Detachable Warrants [Abstract]
CONVERTIBLE BOND AND DETACHABLE WARRANTS
12.	CONVERTIBLE BOND AND DETACHABLE WARRANTS

The following paragraphs are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

On January 26, 2022, the Company entered into and closed a private placement pursuant to a securities purchase agreement (the “Securities Purchase Agreement”) with JAK Opportunities LLC (the “Purchaser”) for the offering of a $3,000 principal amount 8% senior convertible bond (the “Bond”), warrant (the “Series A Warrant”) to purchase Class A ordinary shares of the Company at an exercise price of $81 per ordinary share, warrant (the “Series B Warrant”) to purchase Class A ordinary shares at an exercise price of $20 per ordinary share, and warrant (the “Series C Warrant”, together with the Series A Warrant and the Series B Warrant, the “JAK Warrants”) to purchase Class A ordinary shares at an exercise price of $81 per ordinary Share. The net proceeds to the Company from the offering were approximately $2,635.

The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022. The Company may also elect to pay accrued interest in Class A ordinary shares, at a rate of 12.0% per annum, assuming a conversion rate equal to the lesser of (a) the conversion price then in effect or (b) the average of the volume weighted average price of Class A ordinary shares for the five consecutive trading days ending on the applicable interest payment date. The Bond is convertible at the option of the purchaser into Class A ordinary shares equal to 125% of the principal amount of the Bond at an initial conversion price equal to the lesser of (i) $20, subject to certain adjustments, and (ii) 100% of the lowest daily volume weighted average price of Class A ordinary shares during the ten consecutive trading days prior to the conversion date.

On March 1, 2022, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to set a floor price of $6.00 per Ordinary Share for the conversion price of the Bond and exercise price of the Warrants.

On August 29, 2022, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to $4.50 per Ordinary Share from $6.00 per Ordinary Share as amended on March 1, 2022 for the conversion price of the Bond and exercise price of the Warrants.

On October 25, 2022, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to $2.30 per Ordinary Share from $4.50 per Ordinary Share as amended on August 29, 2022 for the conversion price of the Bond and exercise price of the Warrants.

On January 24, 2023, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to $1.30 per Ordinary Share from $2.30 per Ordinary Share as amended on October 25, 2022 for the conversion price of the Bond and exercise price of the Warrants. In addition, the Maturity Date under and as defined in the Debenture shall be amended and restated from January 25, 2023 to July 25, 2023, and the Termination Date for purposes of the Series B Warrant shall be amended and restated to September 30, 2023. The outstanding principle as of January 24, 2023 was $2,650. The Company has evaluated the accounting impact on private placement by the assistance of a third-party appraiser and determined that the fair value of the Bond was $3,240 after the amendment.

On June 7, 2023, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to $0.70 per Ordinary Share from $1.30 per Ordinary Share as amended on January 24, 2023 for the conversion price of the Bond, while the exercise price of the Warrants shall remain at $1.30 per Ordinary share. In addition, the Termination Date for purposes of the Series B Warrant shall be amended and restated to December 31, 2023.

During July 2023, the Company issued 575,811 Class A ordinary shares for conversion of $300 of principle balance on a convertible bond and $28 of accrued interest in total. The Company repaid the remaining principle and accrued interest in cash totaling $774 in August 2023.

As of June 30, 2023, there are outstanding JAK Warrants to purchase an aggregate of 31,730,770 Class A ordinary shares.

No fractional shares will be issued upon exercise of the new warrant. No new warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the new warrants and a current prospectus relating to such shares of common stock.

The JAK Warrants are classified as a liability. The Company uses the binomial lattice model to value JAK Warrants and the fair value allocated to the JAK Warrants at the date of issuance was RMB11,020. The warrants liability will be re-measured at each reporting period until the warrants are exercised or expire and any changes will be recognized in the condensed consolidated statement of operations. The fair value change gain of the warrant liability was RMB11,346 for the six months ended June 30, 2023. No warrants were exercised as of June 30, 2023.